Basis of Presentation (Policies)	9 Months Ended
Sep. 30, 2019
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The unaudited interim consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (or GAAP). They include the accounts of Teekay Corporation (or Teekay), which is incorporated under the laws of the Republic of the Marshall Islands, its wholly-owned or controlled subsidiaries and any variable interest entities (or VIEs) of which Teekay is the primary beneficiary (collectively, the Company).

Certain of Teekay’s significant non-wholly owned subsidiaries are consolidated in these financial statements even though Teekay owns less than a 50% ownership interest in the subsidiaries. These significant subsidiaries include the publicly-traded subsidiaries Teekay LNG Partners L.P. (or Teekay LNG) and Teekay Tankers Ltd. (or Teekay Tankers).

Certain information and footnote disclosures required by GAAP for complete annual financial statements have been omitted from these unaudited interim consolidated financial statements and, therefore, these financial statements should be read in conjunction with the Company’s audited consolidated financial statements for the year ended December 31, 2018, included in the Company’s Annual Report on Form 20-F, filed with the U.S. Securities and Exchange Commission (or SEC) on April 1, 2019. In the opinion of management, these unaudited interim consolidated financial statements reflect all adjustments, consisting of a normal recurring nature, necessary to present fairly, in all material respects, the Company’s consolidated financial position, results of operations, cash flows and changes in total equity for the interim periods presented. The results of operations for the three and nine months ended September 30, 2019, are not necessarily indicative of those for a full fiscal year. Significant intercompany balances and transactions have been eliminated upon consolidation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. It is possible that the amounts recorded as derivative assets and liabilities could vary by material amounts prior to their settlement.